Risk Management and Fair Value Measurements (Details Narrative) - USD ($)					12 Months Ended
	Jan. 25, 2023	Jul. 16, 2022	Dec. 20, 2021	Jan. 19, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 23, 2021	Jul. 16, 2021
Impairment, Long-Lived Asset, Held-for-Use					$ 0	$ 0	$ 0
Assets held-for-sale, not part of disposal group, current						8,509,000
Maritime Investors Promissory Note [Member]
Senior loan facility			$ 3,000,000.0
Debt instrument, fair value disclosure						6,000,000.0
Pyxis Lamda Vessel [Member]
Stock Issued During Period, Shares, New Issues			1,034,751
Shares Issued, Price Per Share			$ 2.8992
Fair Value, Inputs, Level 1 [Member] | Maritime Investors Promissory Note [Member]
Senior loan facility						$ 6,000,000.0
Fair Value, Inputs, Level 1 [Member] | Pyxis Lamda Vessel [Member]
Equity Securities, FV-NI			$ 2,172,000
Fair Value, Inputs, Level 2 [Member] | Maritime Investors Promissory Note [Member]
Debt instrument, fair value disclosure			$ 3,000,000.0
Northsea Alpha and Northsea Beta [Member] | Fair Value, Inputs, Level 1 [Member]
Assets held-for-sale, not part of disposal group, current								$ 8,509,000
London Interbank Offered Rate (LIBOR) [Member] | Vessel Owing Company [Member]
Derivative, notional amount				$ 10,000,000.0					$ 9,600,000
Derivative, cap interest rate				3.50%					2.00%
Derivative, maturity date		Jul. 08, 2025		Jul. 18, 2022
London Interbank Offered Rate (LIBOR) [Member] | Vessel Owing Company [Member] | Subsequent Event [Member]
Cash gain on derivatives	$ 500,000